Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Income (loss) before income taxes	$(214.3)	$(512.9)
Tax rate	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	(75.0)	(179.5)
Tax effect of:
Valuation allowance	104.2	217.2
Dividend received deduction	(21.9)	(18.6)
Audit settlement	(2.1)	(0.6)
State tax expense (benefit)	4.1	(17.3)
Noncontrolling interest	4.7	5.5
Tax credits	(4.6)	(3.8)
Non-deductible expenses	4.3	4.4
Other	(2.5)	0.6
Income tax expense (benefit)	$11.2	$7.9

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of March 31, 2013 and December 31, 2012, the Company had valuation allowances of $3.4 billion and $3.3 billion, respectively, that was allocated to continuing operations and $(288.5) as of the end of each period that was allocated to other comprehensive income related to realized and unrealized capital losses.

For the three months ended March 31, 2013 and 2012, the total increases (decreases) in the valuation allowance were $104.2 and $184.2, respectively. For the quarters ended March 31, 2013 and 2012, there were increases of $104.2 and $217.2, respectively, in the valuation allowance that were allocated to continuing operations and (decreases) of $0.0 and $(33.0) that were allocated to Other comprehensive income.

Tax Regulatory Matters

Recently, the IRS completed its examination of the Company's returns through tax year 2011. The 2011 audit settlement did not have a material impact on the financial statements. The Company is currently under audit by the IRS for tax years 2012 and 2013 and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 and 2013. The Company is also under examination by various state agencies.

The Company does not expect any material changes to the unrecognized tax benefits within the next year.

Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Current tax expense (benefit) :
Federal	$51.3	$(18.0)	$(384.0)
State	(5.3)	(22.0)	(15.0)
Total current tax expense (benefit)	46.0	(40.0)	(399.0)
Deferred tax expense (benefit) :
Federal	(49.4)	213.0	568.0
State	(1.8)	2.0	2.0
Total deferred tax expense (benefit)	(51.2)	215.0	570.0
Total income tax expense (benefit)	$(5.2)	$175.0	$171.0

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Income (loss) before income taxes	$606.0	$277.8	$37.8
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	212.1	97.2	13.2
Tax effect of:
Valuation allowance	(48.3)	175.0	547.0
Dividend received deduction	(101.3)	(74.0)	(108.0)
Audit settlement	(4.3)	13.0	(312.0)
Loss on extinguishment of debt	—	—	38.0
State tax expense (benefit)	(8.8)	17.0	(6.0)
Noncontrolling interest	(48.4)	(67.0)	4.0
Tax credits	(19.6)	(19.0)	(19.0)
Non-deductible expenses	14.2	32.0	13.0
Other	(0.8)	0.8	0.8
Income tax expense (benefit)	$(5.2)	$175.0	$171.0

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, are presented below:

	2012	2011
Deferred tax assets
Loss carryforwards	$1,154.9	$1,901.0
Investments	1,811.1	1,590.0
Insurance reserves	1,967.1	1,594.0
Compensation and benefits	578.7	452.0
Other assets	182.7	246.0
Total gross assets before valuation allowance	5,694.5	5,783.0
Less: Valuation allowance	2,974.1	2,875.0
Assets, net of valuation allowance	2,720.4	2,908.0

Deferred tax liabilities
Net unrealized investment gains	(2,707.9)	(1,861.0)
Deferred policy acquisition costs	(1,045.3)	(1,494.0)
Other liabilities	(9.9)	(66.0)
Total gross liabilities	(3,763.1)	(3,421.0)
Net deferred income tax liability	$(1,042.7)	$(513.0)

The following table sets forth the federal, state and capital loss carryforwards for tax purposes at December 31, 2012 and 2011:

	2012	2011
Federal net operating loss carryforward(1)	$2,947.0	$4,084.0
State net operating loss carryforward(1)	2,373.6	1,383.0
Federal tax capital loss carryforward(2)	123.4	880.0
Credit carryforward(3)	191.5	121.0
(1)  Expire between 2017 and 2032.
(2)  Expire between 2013 and 2017.
(3)  Expire between 2013 and 2032.

The Company has recorded valuation allowances related to the tax benefit of certain federal and state net operating losses, realized capital losses on investments and certain other deferred tax assets.

For the years ended December 31, 2012, 2011 and 2010, the increases (decreases) in the valuation allowances were $99.1, $(212.0), and $395.5, respectively. In 2012, 2011 and 2010, there were increases of $99.1, $175.0, and $547.0, respectively, in the valuation allowance that were allocated to operations and (decreases) of $0.0, $(387.0) and $(151.5), respectively, that were allocated to Other comprehensive income. With respect to the 2012 amount allocated to operations, there was a decrease of $(48.3) that impacted income tax expense as a reduction in the valuation allowance due to positive evidence primarily the result of net income before income tax, and the remainder consisted of a $147.4 increase in the valuation allowance that did not impact income tax expense, which was established against the Company's estimate of additional deferred tax assets based on the Company's 2011 tax return as filed. The 2011 and 2010 amounts allocated to operations were primarily the result of increasing negative evidence that caused a change in judgment regarding the ability to realize deferred tax assets.  For these two years, the Company concluded that the cumulative loss in recent years was significant negative evidence requiring the establishment of a valuation allowance. For 2011 and 2010, the valuation allowances allocated to Other comprehensive income were directly related to the appreciation of the Company's available-for-sale portfolio during those years and not due to changes in expectations of taxable income in future periods.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at beginning of period	$74.0	$197.0	$405.0
Additions for tax positions related to current year	2.4	7.0	7.0
Additions for tax positions related to prior years	1.3	—	118.0
Reductions for tax positions related to prior years	(6.0)	(25.0)	(351.0)
Reductions for settlements with taxing authorities	—	(105.0)	18.0
Reductions for expiring statutes	(10.6)	—	—
Balance at end of period	$61.1	$74.0	$197.0

The Company had $19.7, $24.0, and $49.0 of unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, which would affect the Company's effective rate if recognized.

Interest and Penalties

The Company recognizes interest expense and penalties, if applicable, related to unrecognized tax benefits in tax expense net of federal income tax. The total amounts of gross accrued interest and penalties on the Company's Consolidated Balance Sheets as of December 31, 2012 and 2011 were $5.9 and $23.0, respectively. The Company recognized gross interest (benefit) related to unrecognized tax in its Consolidated Statements of Operations of $(17.3), $(7.0) and $(51.0) for the years ended December 31, 2012, 2011 and 2010, respectively.

Tax Regulatory Matters

Income tax expense for 2010 reflected nonrecurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the Internal Revenue Service ("IRS") examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company's positions.

The Company settled a Connecticut state audit in 2010. The Connecticut state audit resulted in a reduction of the state net operating loss carryforward by $1.3 billion for which a valuation allowance had been established.

During the first quarter 2012, the IRS completed its examination of the Company's returns through tax year 2010. The Company is currently under audit by the IRS for tax years 2011 through 2013 and it is expected that the examination of tax year 2011 will be finalized within the next twelve months. The Company is also under examination by various state agencies. The Company and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2011 through 2013.

The Company does not expect any material changes to the unrecognized tax benefits within the next year.